Unaudited Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.4	$ 0.4	$ 0.016
Ordinary shares, shares authorized (in Shares)	200,000,000	8,000,000	55,248,154
Ordinary shares, shares issued (in Shares)	8,307,583	3,150,169	20,028,168
Ordinary shares, shares outstanding (in Shares)	8,307,583	3,150,169	20,028,168
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.016	$ 0.016	$ 0.016
Ordinary shares, shares authorized (in Shares)	1,750,000	875,000	875,000
Ordinary shares, shares issued (in Shares)	875,000	875,000	875,000
Ordinary shares, shares outstanding (in Shares)	875,000	875,000	875,000
Previously Reported | Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.016
Ordinary shares, shares authorized (in Shares)		200,000,000
Ordinary shares, shares issued (in Shares)		78,754,222
Ordinary shares, shares outstanding (in Shares)		78,754,222
Previously Reported | Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.016
Ordinary shares, shares authorized (in Shares)		875,000
Ordinary shares, shares issued (in Shares)		875,000
Ordinary shares, shares outstanding (in Shares)		875,000